Transactions with related parties	12 Months Ended
Dec. 31, 2018
Transactions with related parties
Transactions with related parties

Note 28. Transactions with related parties

SEK defines related parties to the Parent Company as:

the shareholder, i.e. the Swedish government

companies and organizations that are controlled through a common owner, the Swedish government subsidiaries

key management personnel

other related parties

SEK defines related parties to the Group as:

the shareholder, i.e. the Swedish government

companies and organizations that are controlled through a common owner, the Swedish government senior executives

other related parties

The Swedish government owns 100 percent of the Company’s share capital. By means of direct guarantees extended by the Swedish National Debt Office and the Swedish Export Credits Guarantee Board, EKN, 40 percent (Year-end 2017: 35 percent) of the Company’s loans outstanding on December 31, 2018 were guaranteed by the Swedish government. The remuneration to EKN for the guarantees paid by SEK during 2018 amounted to Skr 0 million (2017: Skr 2  million). SEK administers, in return for compensation, the Swedish government’s system for officially supported export credits (CIRR system), and the government’s previous concessionary credits system, refer to Note 1 and Note 25.

In 2018, SEK had a Skr 125 billion (2017: Skr 125 billion)  credit facility with the Swedish National Debt Office which was entirely related to the CIRR-system. In December 2018, the credit facility was extended for 2019. SEK has not yet utilized the credit facility.

SEK enters into transactions in the ordinary course of business with entities that are partially or wholly owned or controlled by the State. SEK also extends export credits (in the form of direct or pass-through loans) to entities related to the State. Transactions with such counterparties are conducted on the same terms (including interest rates and repayment schedules) as transactions with unrelated parties. The Group’s and the Parent Company’s transactions do not differ significantly. Internal transactions between the Parent Company and the subsidiaries amount to Skr - million (2016: Skr - million) for interest expenses from the Parent Company’s point of view. For further information see Note 1 (b), Basis of consolidation and Note 15, Shares.

Key management personnel include the following positions:

The Board of Directors

The Chief Executive Officer

Other executive directors

For information about remuneration and other benefits to key management personnel see Note 5, Personnel expenses.

Other related parties include close family members of key management personnel as well as companies which are controlled by key management personnel of SEK or controlled by close family members to key management personnel. The following tables further summarize the Group’s transactions with its related parties:

	2018
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	Interest	Assets/	Interest	Assets/	Interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Treasuries/government bonds	103	0	—	—	103	0
Other interest-bearing securities except loans	—	—	6,847	-24	6,847	-24
Loans in the form of interestbearing securities	—	—	1,699	19	1,699	19
Loans to credit institutions	—	—	2,623	77	2,623	77
Loans to the public	—	—	2,582	53	2,582	53
Settlement claim against State(1)	3,915	—	—	—	3,915	—
Total	4,018	0	13,751	125	17,769	125
Debt securities issued	—	—	—	1	—	1
Other liabilities	18	—	—	—	18	—
Total	18	—	—	1	18	1

	2017
			Companies and
			organizations
			controlled through a
	The shareholder,		common owner, the
	the Swedish government		Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	Interest	Assets/	Interest	Assets/	Interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Treasuries/government bonds	401	4	—	—	401	4
Other interest-bearing securities except loans	—	—	5,933	-27	5,933	-27
Loans in the form of interestbearing securities	—	—	2,198	18	2,198	18
Loans to credit institutions	—	—	2,607	52	2,607	52
Loans to the public	—	—	2,989	37	2,989	37
Settlement claim against State(1)	3,309	—	—	—	3,309	—
Total	3,710	4	13,727	80	17,437	84
Other liabilities	125	—	—	—	125	—
Total	125	—	—	—	125	—
(1)	For information about “Settlement claim against State,” see Note 16 Other assets and Note 25 CIRR system.